EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ in Millions	Jul. 24, 2026	Jul. 14, 2026
Major Repayment of Borrowings | Term Loan
Disclosure of non-adjusting events after reporting period
Notional amount	$ 210
Interest paid, classified as financing activities	$ 1
Jazz International Holding Limited | Major business combination | TPL Corp Limited
Disclosure of non-adjusting events after reporting period
Percentage of voting equity interests acquired		76.33%
Percentage of voting equity interests acquired, tender offer		6.67%
Purchase consideration		$ 16